PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$567	$752
Office furniture and equipment	184	185
Leasehold improvements	50	50

	801	987
Accumulated depreciation	640	742

Depreciated cost	$161	$245